Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 20,886	$ 30,854
Restricted cash	2,843	2,741
Short-term investments	20,913	21,596
Accounts receivable, net	76,630	56,043
Prepaid expenses and other current assets, net	69,564	63,963
Total current assets	190,836	175,197
Non-current assets
Long-term investment	275	282
Software and equipment, net	19,977	22,466
Deferred tax assets, net	12,467	11,998
Other non-current assets	19,403	12,012
Right-of-use assets	978	1,280
Total non-current assets	53,100	48,038
TOTAL ASSETS	243,936	223,235
Current liabilities
Short-term loan	81,324	83,029
Accounts payable	52,115	26,641
Deferred revenue	1,959	3,050
Tax payable	1,695	1,364
Accrued expenses and other current liabilities	2,262	4,809
Operating lease liabilities-current	765	748
Total current liabilities	144,677	124,392
Non-current liabilities
Operating lease liabilities-non-current	154	504
Warrant liabilities	661	661
Total non-current liabilities	29,819	30,853
Total liabilities	174,496	155,245
Commitments and contingencies (Note 16)
Shareholders’ equity
Additional paid in capital	206,199	144,160
Accumulated deficit	(189,307)	(126,724)
Accumulated other comprehensive loss	(1,283)	(1,367)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	15,619	16,078
Non-controlling interests	53,821	51,912
Total shareholders’ equity	69,440	67,990
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	243,936	223,235
Related Party
Current liabilities
Amount due to a related party-current	4,557	4,751
Non-current liabilities
Amount due to a related party, non-current	29,004	29,688
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	5	4
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	$ 5	$ 5